Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Period-end HK$:US$ exchange rate [Member]
Schedule of Exchange Rates [Line Items]
HK$:US$ exchange rate	0.1287	0.1281	0.12771	0.1281
Period average HK$:US$ exchange rate [Member]
Schedule of Exchange Rates [Line Items]
HK$:US$ exchange rate	0.12801	0.1277	0.12766	0.1277